Loans and borrowings (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings
Total loans and borrowings		R$ 974,231	R$ 788,709
Itaú | 4.82% p.a. | 2022
Loans and borrowings
Total loans and borrowings	[1]	R$ 0	2,349
Loans and borrowings, Currency	[1]	US$
Itaú | 4.82% p.a. | 2022 | Weighted average
Loans and borrowings
Average interest rate per year (%)	[1]	4.82%
Itaú | 4.86% p.a. | 2023
Loans and borrowings
Total loans and borrowings	[2]	R$ 53,500	0
Loans and borrowings, Currency	[2]	US$
Itaú | 4.86% p.a. | 2023 | Weighted average
Loans and borrowings
Average interest rate per year (%)	[2]	4.86%
Citibank | Libor 3 months rate + 1.90% | 2022
Loans and borrowings
Total loans and borrowings	[3]	R$ 0	11,164
Loans and borrowings, Currency	[3]	US$
Loans and borrowings, interest rate basis	[3]	Libor 3 months rate
Loans and borrowings, adjustment to interest rate basis	[3]	1.90%
Citibank | 4.06% p.a. / 2.28% p.a. | 2023
Loans and borrowings
Total loans and borrowings	[2]	R$ 14,937	28,328
Loans and borrowings, Currency	[2]	US$
Citibank | 4.06% p.a. / 2.28% p.a. | 2023 | Minimum
Loans and borrowings
Average interest rate per year (%)	[2]	4.06%
Citibank | 4.06% p.a. / 2.28% p.a. | 2023 | Maximum
Loans and borrowings
Average interest rate per year (%)	[2]	2.28%
Citibank | 3.80% p.a. | 2023
Loans and borrowings
Total loans and borrowings	[2]	R$ 10,191	0
Loans and borrowings, Currency	[2]	US$
Citibank | 3.80% p.a. | 2023 | Weighted average
Loans and borrowings
Average interest rate per year (%)	[2]	3.80%
Citibank | Libor 3 months rate + 2.07% | 2026
Loans and borrowings
Total loans and borrowings	[2]	R$ 129,701	168,169
Loans and borrowings, Currency	[2]	US$
Loans and borrowings, interest rate basis	[2]	Libor 3 months rate
Citibank | Libor 3 months rate + 2.07% | 2026 | Minimum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis	[2]	2.07%
Citibank | SOFR 2.79% p.a. | 2027
Loans and borrowings
Total loans and borrowings	[4]	R$ 209,193	0
Loans and borrowings, Currency	[4]	US$
Loans and borrowings, interest rate basis	[4]	SOFR
Loans and borrowings, adjustment to interest rate basis	[4]	2.79%
Banco do Brasil | 3.68% p.a. | 2022
Loans and borrowings
Total loans and borrowings	[2]	R$ 0	56,551
Loans and borrowings, Currency	[2]	US$
Average interest rate per year (%)	[2]	3.68%
Bradesco | CDI + 1.10% p.a. | 2023
Loans and borrowings
Total loans and borrowings	[1]	R$ 1,669	11,684
Loans and borrowings, Currency	[1]	R$
Loans and borrowings, interest rate basis	[1]	CDI
Loans and borrowings, adjustment to interest rate basis	[1]	1.10%
Bradesco | 3.98% p.a. | 2023
Loans and borrowings
Total loans and borrowings	[2]	R$ 15,183	0
Loans and borrowings, Currency	[2]	US$
Bradesco | 3.98% p.a. | 2023 | Weighted average
Loans and borrowings
Average interest rate per year (%)	[2]	3.98%
Bradesco | CDI + 1.75% p.a. | 2026
Loans and borrowings
Total loans and borrowings	[1]	R$ 296,774	306,417
Loans and borrowings, Currency	[1]	R$
Loans and borrowings, interest rate basis	[1]	CDI
Loans and borrowings, adjustment to interest rate basis	[1]	1.75%
Santander Bank S/A | CDI + 1.60% p.a. | 2026
Loans and borrowings
Total loans and borrowings	[4]	R$ 0	204,047
Loans and borrowings, Currency	[4]	R$
Loans and borrowings, interest rate basis	[4]	CDI
Loans and borrowings, adjustment to interest rate basis	[4]	1.60%
Santander | 5.02% p.a. | 2026
Loans and borrowings
Total loans and borrowings	[4]	R$ 111,106	0
Loans and borrowings, Currency	[4]	US$
Santander | 5.02% p.a. | 2026 | Weighted average
Loans and borrowings
Average interest rate per year (%)	[4]	5.02%
HSBC | SOFR 2.90% p.a. | 2027
Loans and borrowings
Total loans and borrowings	[4]	R$ 131,977	R$ 0
Loans and borrowings, interest rate basis	[4]	SOFR
Loans and borrowings, adjustment to interest rate basis	[4]	2.90%

[1]	Export credit note - NCE: Refers to financing to export software development services.
[2]	Advance on Foreign Exchange Contract (ACC).
[3]	Refers to Revolving Credit Facility.
[4]	Refers to Law 4131 - Foreign currency loans granted by the banks abroad to a Brazilian company.